UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-02619

Exact name of registrant as specified in charter:	Prudential MoneyMart Assets, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	7/31/2014

Date of reporting period:	1/31/2014

Item 1 – Reports to Stockholders

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

PRUDENTIAL

MONEYMART ASSETS, INC.

SEMIANNUAL REPORT • JANUARY 31, 2014

Fund Type

Money Market

Objective

Maximum current income consistent with stability of capital and the maintenance of liquidity

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of January 31, 2014, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS). Prudential Fixed Income is a unit of Prudential Investment Management, Inc. (PIM), a registered investment adviser. PIMS and PIM are Prudential Financial companies. ©2014 Prudential Financial, Inc., and its related entities. Prudential Investments, Prudential, the Prudential logo, Bring Your Challenges, and the Rock symbol are service marks of Prudential Financial, Inc., and its related entities, registered in many jurisdictions worldwide.

March 14, 2014

Dear Shareholder:

We hope you find the Semiannual report for Prudential MoneyMart Assets, Inc. informative and useful. The report covers performance for the six-month period that ended January 31, 2014.

We recognize that ongoing market volatility may make it a difficult time to be an investor. We continue to believe a prudent response to uncertainty is to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. Keep in mind, however, that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Prudential Investments® is dedicated to helping you solve your toughest investment challenges—whether it’s capital growth, reliable income, or protection from market volatility and other risks. We offer the expertise of Prudential Financial’s affiliated asset managers* that strive to be leaders in a broad range of funds to help you stay on course to the future you envision. They also manage money for major corporations and pension funds around the world, which means you benefit from the same expertise, innovation, and attention to risk demanded by today’s most sophisticated investors.

Thank you for choosing the Prudential Investments family of funds.

Sincerely,

Stuart S. Parker, President

Prudential MoneyMart Assets, Inc.

*Most of Prudential Investments’ equity funds are advised by Jennison Associates LLC, Quantitative Management Associates LLC (QMA), or Prudential Real Estate Investors. Prudential Investments’ fixed income and money market funds are advised by Prudential Investment Management, Inc. (PIM) through its Prudential Fixed Income unit. Jennison Associates, QMA, and PIM are registered investment advisers and Prudential Financial companies. Prudential Real Estate Investors is a unit of PIM.

Prudential MoneyMart Assets, Inc.	1

Your Fund’s Performance (Unaudited)

Yields will fluctuate from time to time, and past performance does not guarantee future results. Current performance may be lower or higher than the past performance data quoted. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund. For the most recent month-end performance update, call (800) 225-1852 or visit our website at www.prudentialfunds.com.

Fund Facts as of 1/31/14
	7-Day Current Yield	Net Asset Value (NAV)	Weighted Avg. Maturity (WAM)	Net Assets (Millions)
Class A	0.01%	$1.00	41 Days	$493.80
Class B	0.01	1.00	41 Days	29.00
Class C	0.01	1.00	41 Days	19.45
Class X	0.01	1.00	41 Days	0.06
Class Z	0.01	1.00	41 Days	103.63
iMoneyNet, Inc. Prime Retail Avg.*	0.01	N/A	50 Days	N/A

The Fund’s manager has voluntarily waived all or a portion of the management fee it is entitled to receive from the Fund in order to maintain a zero or positive net yield for the Fund. This voluntary waiver may be terminated at any time without prior notice. Without the waiver, the Fund’s 7-day yield would have been negative.

*iMoneyNet, Inc. regularly reports a 7-day current yield and WAM on Tuesdays. This is based on the data of all funds in the iMoneyNet, Inc. Prime Retail Average category as of January 28, 2014.

2	Visit our website at www.prudentialfunds.com

Money Market Fund Yield Comparison

Weighted Average Maturity (WAM) Comparison

The graphs portray weekly 7-day current yields and weekly WAMs for Prudential MoneyMart Assets, Inc. (Class A shares—yields only) and the iMoneyNet, Inc. Prime Retail Average every Tuesday from January 29, 2013 to January 28, 2014, the closest dates prior to the beginning and end of the Fund’s reporting period. Note: iMoneyNet, Inc. regularly reports a 7-day current yield and WAM on Tuesdays. As a result, the data portrayed for the Fund at the end of the reporting period in the graphs may not match the data portrayed in the Fund Facts table as of January 31, 2014.

Prudential MoneyMart Assets, Inc.	3

Your Fund’s Performance (continued)

The yield figures take into account applicable sales charges and fees, which are described for each share class in the table below.

	Class A	Class B	Class C	Class X	Class Z
Maximum initial sales charge	None	None	None	None	None
Contingent Deferred Sales Charge (CDSC) (as a percentage of the lower of original purchase price or sale proceeds)	None	None	None	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	.125%	None	None	1%	None

Class X shares are closed to new initial purchases. Class X shares are only available through exchanges from the same class of shares of certain other Prudential Investments funds.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

4	Visit our website at www.prudentialfunds.com

Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on August 1, 2013, at the beginning of the period, and held through the six-month period ended January 31, 2014. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of

Prudential MoneyMart Assets, Inc.	5

Fees and Expenses (continued)

Prudential Investments Funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential MoneyMart Assets, Inc.		Beginning Account Value August 1, 2013	Ending Account Value January 31, 2014	Annualized Expense Ratio	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,000.10	0.14%	$0.71
	Hypothetical	$1,000.00	$1,024.50	0.14%	$0.71

Class B	Actual	$1,000.00	$1,000.10	0.14%	$0.71
	Hypothetical	$1,000.00	$1,024.50	0.14%	$0.71

Class C	Actual	$1,000.00	$1,000.10	0.14%	$0.71
	Hypothetical	$1,000.00	$1,024.50	0.14%	$0.71

Class X	Actual	$1,000.00	$1,000.10	0.14%	$0.71
	Hypothetical	$1,000.00	$1,024.50	0.14%	$0.71

Class Z	Actual	$1,000.00	$1,000.10	0.14%	$0.71
	Hypothetical	$1,000.00	$1,024.50	0.14%	$0.71

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended January 31, 2014, and divided by the 365 days in the Fund’s fiscal year ending July 31, 2014 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

6	Visit our website at www.prudentialfunds.com

The Fund’s annualized expense ratios for the period ended January 31, 2014, are as follows:

Class	Gross Operating Expenses	Net Operating Expenses
A	0.60%	0.14%
B	0.47	0.14
C	0.47	0.14
X	1.47	0.14
Z	0.47	0.14

Net operating expenses shown above reflect fee waivers and/or expense reimbursements. Additional information on Fund expenses and any fee waivers and/or expense reimbursements can be found in the “Financial Highlights” tables in this report and in the Notes to the Financial Statements in this report.

Prudential MoneyMart Assets, Inc.	7

Portfolio of Investments

as of January 31, 2014 (Unaudited)

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CERTIFICATES OF DEPOSIT 17.8%
Bank of America NA	0.200%	04/21/14	6,000	$6,000,000
Bank of Montreal	0.170%	03/14/14	2,000	1,999,932
Bank of Montreal	0.243%(a)	06/18/14	5,000	5,000,000
Bank of Nova Scotia	0.190%	04/14/14	2,000	2,000,000
Bank of Nova Scotia	0.244%(a)	06/19/14	4,000	4,000,000
Bank of Nova Scotia	0.409%(a)	11/10/14	4,000	4,005,564
Bank of Nova Scotia	0.597%(a)	09/30/14	2,000	2,004,626
Bank of Nova Scotia	0.739%(a)	02/10/14	1,600	1,600,179
Bank of Tokyo-Mitsubishi UFJ Ltd.	0.100%	02/04/14	10,000	10,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd.	0.200%	04/14/14	4,000	4,000,000
Branch Banking & Trust Co.	0.050%	02/13/14	6,000	6,000,000
Canadian Imperial Bank of Commerce	0.244%(a)	06/13/14	5,000	5,000,000
Citibank NA	0.218%(a)	06/05/14	5,000	5,000,000
Deutsche Bank AG	0.200%	03/31/14	4,000	4,000,000
Deutsche Bank AG	0.230%	02/28/14	1,000	1,000,000
DNB Bank ASA	0.450%(a)	04/10/14	1,000	1,000,511
JPMorgan Chase Bank NA	0.280%(a)	07/31/14	3,500	3,500,000
JPMorgan Chase Bank NA	0.330%	02/18/14	2,000	2,000,000
Mizuho Bank Ltd.	0.210%	04/22/14	4,000	4,000,000
Nordea Bank AB	0.175%	03/24/14	6,000	6,000,000
Norinchukin Bank	0.210%	04/22/14	3,000	3,000,000
Royal Bank of Canada	0.259%(a)	10/17/14	5,000	5,000,000
Royal Bank of Canada	0.290%(a)	03/26/14	2,000	2,000,000
Sumitomo Mitsui Banking Corp.	0.220%	04/10/14	5,000	5,000,000
Sumitomo Mitsui Trust Bank Ltd.	0.210%	04/15/14	4,000	3,999,838
Svenska Handelsbanken AB	0.423%(a)	10/06/14	2,000	2,002,542
Toronto-Dominion Bank (The)	0.130%	03/06/14	4,000	4,000,000
Toronto-Dominion Bank (The)	0.228%(a)	07/26/14	2,000	2,000,000
Wells Fargo Bank NA	0.207%(a)	08/20/14	2,000	2,000,000
Wells Fargo Bank NA	0.210%	03/27/14	3,000	3,000,000
Wells Fargo Bank NA	0.210%(a)	07/11/14	1,000	1,000,000
Wells Fargo Bank NA	0.232%(a)	12/09/14	4,000	4,000,000

				115,113,192

COMMERCIAL PAPER 19.6%
ABN AMRO Funding USA LLC, 144A	0.210%(b)	04/08/14	5,000	4,998,075
Caisse Centrale Desjardins du Quebec, 144A	0.257%(a)	10/23/14	7,000	7,000,000
CDP Financial, Inc., 144A	0.155%(b)	04/28/14	3,000	2,998,889
CPPIB Capital, Inc., 144A	0.140%(b)	04/25/14	1,000	999,677
DNB Bank ASA, 144A	0.240%(a)	06/11/14	2,000	2,000,000
DNB Bank ASA, 144A	0.248%(a)	11/07/14	4,000	4,000,000

See Notes to Financial Statements.

Prudential MoneyMart Assets, Inc.	9

Portfolio of Investments

as of January 31, 2014 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
COMMERCIAL PAPER (Continued)
DNB Bank ASA, 144A	0.252%(a)	01/16/15	7,000	$7,000,000
DNB Bank ASA, 144A	0.266%(a)	09/10/14	2,000	2,000,000
Electricite de France, 144A	0.110%(b)	02/18/14	6,000	5,999,688
GDF SUEZ, 144A	0.210%(b)	02/03/14	3,000	2,999,965
General Electric Capital Corp.	0.200%(b)	06/09/14	5,000	4,996,444
HSBC Bank PLC, 144A	0.620%(b)	01/30/15	4,000	4,000,000
ING (U.S.) Funding LLC	0.180%(b)	02/18/14	3,000	2,999,745
ING (U.S.) Funding LLC	0.220%(b)	03/06/14	1,800	1,799,637
International Bank for Reconstruction & Development	0.100%(b)	03/24/14	3,000	2,999,575
International Bank for Reconstruction & Development	0.100%(b)	04/01/14	4,000	3,999,344
International Bank for Reconstruction & Development	0.110%(b)	04/07/14	10,000	9,998,014
International Finance Corp.	0.070%(b)	03/13/14	3,000	2,999,767
International Finance Corp.	0.110%(b)	02/19/14	3,000	2,999,835
JPMorgan Securities LLC, 144A	0.300%(b)	04/21/14	4,000	3,997,367
JPMorgan Securities LLC, 144A	0.357%(a)	11/18/14	3,000	3,000,000
JPMorgan Securities LLC, 144A	0.359%(a)	12/16/14	3,000	3,000,000
Nordea Bank AB, 144A	0.250%(b)	02/18/14	1,000	999,882
Philip Morris International, Inc., 144A	0.120%(b)	03/04/14	6,000	5,999,380
Philip Morris International, Inc., 144A	0.120%(b)	03/06/14	7,000	6,999,230
PNC Bank NA	0.240%(b)	07/07/14	3,000	2,996,880
PNC Bank NA	0.301%(b)	08/25/14	5,000	4,991,458
PSP Capital, Inc., 144A	0.130%(b)	03/18/14	4,000	3,999,350
PSP Capital, Inc., 144A	0.150%(b)	04/07/14	2,000	1,999,458
PSP Capital, Inc., 144A	0.150%(b)	04/14/14	4,000	3,998,800
Sanofi Aventis, 144A	0.120%(b)	03/31/14	1,000	999,807
Skandinaviska Enskilda Banken AB, 144A	0.175%(b)	04/16/14	3,000	2,998,921
State Street Corp.	0.160%(b)	02/25/14	3,000	2,999,680
Toronto Dominion Holdings USA, Inc., 144A	0.250%(b)	02/18/14	1,000	999,882

				126,768,750

OTHER CORPORATE OBLIGATIONS 6.3%
General Electric Capital Corp., MTN	0.503%(a)	09/15/14	2,000	2,003,346
General Electric Capital Corp., MTN	0.750%(a)	02/06/14	2,455	2,455,162
New York Life Global Funding, 144A	0.503%(a)	04/04/14	1,000	1,000,444
Principal Life Global Funding II, 144A	0.404%(a)	09/19/14	3,000	3,003,239
Principal Life Global Funding II, 144A	0.867%(a)	07/09/14	4,000	4,011,385
Royal Bank of Canada, MTN	0.473%(a)	01/06/15	2,000	2,004,226
Royal Bank of Canada, MTN	0.538%(a)	04/17/14	2,000	2,001,238

See Notes to Financial Statements.

10

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
OTHER CORPORATE OBLIGATIONS (Continued)
Toronto-Dominion Bank (The)	0.542%(a)	07/14/14	3,000	$3,004,347
Toyota Motor Credit Corp., MTN	0.239%(a)	10/08/14	3,000	3,000,000
Toyota Motor Credit Corp., MTN	0.242%(a)	01/14/15	4,000	4,000,000
Toyota Motor Credit Corp., MTN	0.250%(a)	04/07/14	6,000	6,000,000
Wal-Mart Stores, Inc.	5.403%(a)	06/01/14	3,000	3,050,871
Westpac Banking Corp., 144A	0.977%(a)	03/31/14	5,000	5,006,256

				40,540,514

TIME DEPOSITS 6.3%
Australia & New Zealand Banking Group Ltd.	0.230%	03/03/14(d)	5,000	5,000,000
Australia & New Zealand Banking Group Ltd.	0.230%	03/18/14(d)	8,000	8,000,000
Credit Agricole SA	0.100%	02/03/14	6,000	6,000,000
U.S. Bank National Association	0.150%	02/03/14	15,376	15,376,000
U.S. Bank National Association	0.150%	02/06/14	6,000	6,000,000

				40,376,000

U.S. GOVERNMENT AGENCY OBLIGATIONS 35.5%
Federal Farm Credit Bank	0.120%(a)	05/12/14	2,955	2,955,135
Federal Home Loan Bank	0.040%(b)	03/18/14 - 03/25/14	13,000	12,999,280
Federal Home Loan Bank	0.050%(b)	03/04/14	3,000	2,999,871
Federal Home Loan Bank	0.060%(b)	02/10/14 - 04/16/14	12,000	11,999,223
Federal Home Loan Bank	0.070%(b)	03/12/14 - 04/09/14	16,000	15,998,079
Federal Home Loan Bank	0.072%(b)	03/26/14	7,000	6,999,258
Federal Home Loan Bank	0.074%(b)	02/07/14 - 05/02/14	40,000	39,995,698
Federal Home Loan Bank	0.075%(b)	04/25/14	4,000	3,999,308
Federal Home Loan Bank	0.075%(a)	08/15/14	7,000	6,998,094
Federal Home Loan Bank	0.076%(b)	03/19/14	9,000	8,999,128
Federal Home Loan Bank	0.080%(b)	02/03/14	4,000	3,999,982
Federal Home Loan Bank	0.082%(a)	06/18/14	4,000	4,000,000
Federal Home Loan Bank	0.090%(b)	03/21/14	10,000	9,998,800
Federal Home Loan Bank	0.092%(b)	04/04/14	8,000	7,998,732
Federal Home Loan Bank	0.097%(a)	11/18/14	1,000	999,867
Federal Home Loan Bank	0.100%(a)	06/12/14 - 08/12/14	10,000	9,999,681
Federal Home Loan Bank	0.102%(a)	05/09/14 - 08/20/14	14,000	13,999,973
Federal Home Loan Bank	0.107%(a)	02/28/14 - 12/19/14	13,000	12,999,180
Federal Home Loan Bank	0.108%(a)	12/08/14 - 03/26/15	10,000	9,999,869
Federal Home Loan Bank	0.110%(a)	12/12/14	2,000	1,999,842
Federal Home Loan Bank	0.111%(a)	07/10/14	3,000	2,999,931
Federal Home Loan Bank	0.118%(a)	04/04/14	4,000	3,999,966
Federal Home Loan Bank	0.122%(a)	12/09/14	5,000	5,000,000

See Notes to Financial Statements.

Prudential MoneyMart Assets, Inc.	11

Portfolio of Investments

as of January 31, 2014 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal Home Loan Bank	0.125%	03/24/14	7,000	$7,000,462
Federal Home Loan Bank	0.127%(a)	05/23/14	2,000	2,000,157
Federal Home Loan Bank	0.142%(a)	11/18/14	5,000	4,999,800
Federal Home Loan Bank	0.250%	02/14/14	6,500	6,500,432
Federal Home Loan Bank	1.530%(b)	02/12/14	7,000	6,999,836

				229,439,584

U.S. TREASURY OBLIGATIONS 10.9%
U.S. Treasury Bills	0.040%(b)	03/06/14	4,000	3,999,853
U.S. Treasury Bills	0.050%(b)	02/06/14	7,000	6,999,951
U.S. Treasury Bills	0.070%(b)	02/13/14	5,000	4,999,883
U.S. Treasury Bills	0.083%(b)	02/20/14	5,000	4,999,782
U.S. Treasury Notes	0.250%	02/28/14 - 03/31/14	24,000	24,004,771
U.S. Treasury Notes	1.250%	02/15/14 - 03/15/14	16,000	16,015,067
U.S. Treasury Notes	1.750%	03/31/14	6,000	6,015,889
U.S. Treasury Notes	1.875%	04/30/14	3,000	3,012,947

				70,048,143

REPURCHASE AGREEMENTS(c) 4.3%
Barclays Capital, Inc. 0.03%, dated 01/30/14, due 02/06/14 in the amount of $7,000,041			7,000	7,000,000
Deutsche Bank Securities, Inc. 0.04%, dated 01/31/14, due 02/07/14 in the amount of $7,000,054			7,000	7,000,000
Morgan Stanley & Co., Inc. 0.03%, dated 01/28/14, due 02/04/14 in the amount of $7,000,041			7,000	7,000,000
Morgan Stanley & Co., Inc. 0.03%, dated 01/31/14, due 02/07/14 in the amount of $7,000,041			7,000	7,000,000

				28,000,000

TOTAL INVESTMENTS 100.7% (amortized cost $650,286,183)(e)				650,286,183
Liabilities in excess of other assets (0.7)%				(4,343,650)

NET ASSETS 100.0%				$645,942,533

See Notes to Financial Statements.

12

The following abbreviations are used in the portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

FHLMC—Federal Home Loan Mortgage Corp.

FNMA—Federal National Mortgage Association

MTN—Medium Term Note

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at January 31, 2014.
(b)	Rate quoted represents yield-to-maturity as of purchase date.
(c)	Repurchase agreements are collateralized by FNMA (coupon rates 3.000% - 5.000%, maturity dates 04/01/27 - 07/01/40), FHLMC (coupon rates 2.000% - 3.500%, maturity dates 03/01/28 - 09/01/42) and U.S. Treasury Notes (coupon rates 0.250% - 2.000%, maturity dates 12/31/15 - 11/30/20) with the aggregate value, including accrued interest of $28,560,164.
(d)	Indicates a security or securities that have been deemed illiquid.
(e)	The cost of securities for federal income tax purposes is substantially the same as for financial reporting purposes.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3—significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Certificates of Deposit	$—	$115,113,192	$—
Commercial Paper	—	126,768,750	—
Other Corporate Obligations	—	40,540,514	—
Time Deposits	—	40,376,000	—
U.S. Government Agency Obligations	—	229,439,584	—
U.S. Treasury Obligations	—	70,048,143	—
Repurchase Agreements	—	28,000,000	—

Total	$—	$650,286,183	$—

See Notes to Financial Statements.

Prudential MoneyMart Assets, Inc.	13

Portfolio of Investments

as of January 31, 2014 (Unaudited) continued

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2014 was as follows:

U.S. Government Agency Obligations	35.5%
Commercial Paper	19.6
Certificates of Deposit	17.8
U.S. Treasury Obligations	10.9
Other Corporate Obligations	6.3
Time Deposits	6.3%
Repurchase Agreements	4.3

100.7
Liabilities in excess of other assets	(0.7)

100.0%

See Notes to Financial Statements.

14

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

FINANCIAL STATEMENTS

(UNAUDITED)

SEMIANNUAL REPORT • JANUARY 31, 2014

Prudential MoneyMart Assets, Inc.

Statement of Assets & Liabilities

as of January 31, 2014 (Unaudited)

Assets
Investments, at amortized cost which approximates fair value:	$622,286,183
Repurchase agreements (cost $28,000,000)	28,000,000
Cash	332,502
Interest receivable	337,226
Receivable for Fund shares sold	5,391,110
Due from Manager	15,333
Prepaid expenses	5,281

Total assets	656,367,635

Liabilities
Payable for investments purchased	4,000,000
Accrued expenses and other liabilities	176,726
Payable for Fund shares reacquired	6,177,918
Affiliated transfer agent fee payable	63,167
Dividends payable	7,291

Total liabilities	10,425,102

Net Assets	$645,942,533

Net assets were comprised of:
Common stock, at par ($.001 par value; 20 billion shares authorized for issuance)	$645,925
Paid-in capital in excess of par	645,296,982

645,942,907
Distributions in excess of net investment income	(374)

Net assets, January 31, 2014	$645,942,533

See Notes to Financial Statements.

16

Class A
Net asset value, offering price and redemption price per share ($493,803,530 ÷ 493,789,821 shares of common stock issued and outstanding)	$1.00

Class B
Net asset value, offering price and redemption price per share ($28,998,114 ÷ 28,995,759 shares of common stock issued and outstanding)	$1.00

Class C
Net asset value, offering price and redemption price per share ($19,449,923 ÷ 19,449,207 shares of common stock issued and outstanding)	$1.00

Class X
Net asset value, offering price and redemption price per share ($61,356 ÷ 61,313 shares of common stock issued and outstanding)	$1.00

Class Z
Net asset value, offering price and redemption price per share ($103,629,610 ÷ 103,628,514 shares of common stock issued and outstanding)	$1.00

See Notes to Financial Statements.

Prudential MoneyMart Assets, Inc.	17

Statement of Operations

Six Months Ended January 31, 2014 (Unaudited)

Net Investment Income
Income
Interest income (net of foreign withholding taxes of $3,760)	$526,575

Expenses
Management fee	1,103,646
Distribution fee—Class A (Note 2)	336,350
Distribution fee—Class X (Note 2)	797
Transfer agent’s fees and expenses (including affiliated expense of $136,300) (Note 3)	349,000
Custodian’s fees and expenses	67,000
Registration fees	47,000
Shareholders’ reports	40,000
Legal fees and expenses	13,000
Audit fee	11,000
Directors’ fees	11,000
Insurance expenses	5,000
Miscellaneous	6,227

Total expenses	1,990,020

Less: Management fee waiver (Note 2)	(1,161,880)
Distribution fee waiver—Class A (Note 2)	(336,350)
Distribution fee waiver—Class X (Note 2)	(797)

Net expenses	490,993

Net investment income	35,582

Realized Gain on Investments
Net realized gain on investment transactions	3,296

Net Increase In Net Assets Resulting From Operations	$38,878

See Notes to Financial Statements.

18

Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended January 31, 2014	Year Ended July 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income	$35,582	$68,039
Net realized gain on investment transactions	3,296	11,705

Net increase in net assets resulting from operations	38,878	79,744

Dividends to shareholders (Note 1)
Class A	(29,886)	(60,757)
Class B	(1,709)	(3,892)
Class C	(1,287)	(1,977)
Class L	—	(26)
Class X	(9)	(55)
Class Z	(5,988)	(13,090)

	(38,879)	(79,797)

Fund share transactions (Note 4) (at $1.00 per share)
Net proceeds from shares sold	1,126,916,375	1,660,982,161
Net asset value of shares issued in reinvestment of dividends	35,482	75,348
Cost of shares reacquired	(1,159,072,754)	(1,687,308,780)

Net decrease in net assets from Fund share transactions	(32,120,897)	(26,251,271)

Total decrease	(32,120,898)	(26,251,324)

Net Assets:
Beginning of period	678,063,431	704,314,755

End of period	$645,942,533	$678,063,431

See Notes to Financial Statements.

Prudential MoneyMart Assets, Inc.	19

Notes to Financial Statements

(Unaudited)

Prudential MoneyMart Assets, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified, open-end management investment company. The investment objective of the Fund is maximum current income consistent with stability of capital and the maintenance of liquidity.

1. Accounting Policies

The following accounting policies are in conformity with U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of the financial statements.

Security Valuation: The Fund holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Portfolio of Investments.

Common stocks, exchange-traded funds, and derivative instruments that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

20

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and asked prices, or at the last bid price in the absence of an asked price. These securities are classified as Level 2 in the fair value hierarchy, as the inputs are observable and considered to be significant to the valuation.

Common stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy, as the adjustment factors are observable and considered to be significant to the valuation.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Over-the-counter derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that significant unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or

Prudential MoneyMart Assets, Inc.	21

Notes to Financial Statements

(Unaudited) continued

bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Repurchase Agreements: In connection with transactions in repurchase agreements with United States financial institutions, it is the Fund’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transactions, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or, if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Loan Participations: The Fund may invest in loan participations. When the Fund purchases a loan participation, the Fund typically enters into a contractual relationship with the lender or third party selling such participations (“Selling Participant”), but not the borrower. As a result, the Fund assumes the credit risk of the borrower, the Selling Participant and any other persons interpositioned between the Fund and the borrower. The Fund may not directly benefit from the collateral supporting the senior loan in which it has purchased the loan participation.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses from investment transactions are calculated on the identified cost basis. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis which may require the use of certain estimates by management, that may differ from actual.

Net investment income or loss (other than distribution fees, which are charged directly to the respective class) and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

22

Dividends and Distributions to Shareholders: The Fund declares daily dividends from net investment income and net realized short-term capital gains or losses. Payment of dividends is made monthly. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles are recorded on the ex-dividend date.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign interest are recorded net of reclaimable amounts, at the time the related income is earned.

Restricted and Illiquid Securities: The Fund may hold up to 5% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services for the Fund and supervises the subadvisor’s performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). The subadvisory agreement provides that PIM furnishes investment advisory services in connection with the management of the Fund. In connection therewith, PIM is obligated to keep certain books and records of the Fund. PI pays for the services of PIM, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly at an annual rate of .50% of average daily net assets on the first $50 million and .30% of average daily net assets in excess of $50 million. The management fee amount waived exceeded the management fee for the six months ended January 31, 2014.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C and Class Z shares of the Fund. In addition, the Fund has a distribution agreement

Prudential MoneyMart Assets, Inc.	23

Notes to Financial Statements

(Unaudited) continued

with Prudential Annuities Distributors, Inc. (“PAD”), which, together with PIMS, serves as co-distributor of the Class X shares of the Fund. The Fund compensates PIMS and PAD, as applicable, for distributing and servicing the Fund’s Class A and Class X shares, pursuant to plans of distribution (the “Class A and X Plans”), regardless of expenses actually incurred by PIMS or PAD. The distribution fees are accrued daily and payable monthly.

Pursuant to the Class A and X Plans, the Fund compensates PIMS and PAD, as applicable, for distribution related activities at an annual rate of up to .125% and 1% of the average daily net assets of the Class A and X shares, respectively. No distribution or service fees are paid to PIMS as distributor of Class B, Class C and Class Z shares of the Fund.

Effective December 1, 2011, in order to support the income yield, PIMS and PAD, as applicable, and PI have voluntarily undertaken to waive distribution and service (12b-1) fees of Class A and Class X shares and to waive/subsidize management fees of the Fund, respectively, such that the 1-day income yield (excluding capital gain or loss) does not fall below .01%. The income yield limit was set at .02% on March 1, 2010 and at .05% on September 1, 2009. The waivers/subsidies are voluntary and may be modified or terminated at any time. Pursuant to this undertaking, during the six months ended January 31, 2014, PIMS waived $336,350 and $797 of Class A’s and Class X’s distribution and service (12b-1) fees, respectively and PI has waived $1,161,880 of the Fund’s management fees. The Fund is not required to reimburse PIMS, PAD and PI for the amounts waived during the six months ended January 31, 2014.

PI, PIM, PIMS, PAD and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

24

4. Capital

The Fund offers Class A, Class B, Class C, Class X and Class Z shares. Class B, C and Z shares are not subject to any distribution and/or service fees and are offered exclusively for sale to a limited group of investors. Class X shares will automatically convert to Class A shares approximately ten years after purchase. The last conversion of Class L shares to Class A shares was completed as of August 24, 2012. There are no Class L shares outstanding and Class L shares are no longer being offered for sale. Class X shares are not offered to new purchasers and are only available through exchange from the same class of shares offered by certain Prudential funds.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock.

There are 20 billion authorized shares of $.001 par value common stock divided into six classes, which consist of 11 billion Class A, 2.5 billion Class B, 2.5 billion Class C, 1 billion Class M, 1 billion Class X and 2 billion Class Z shares as of January 31, 2014.

Transactions in shares and dollars of common stock (at $1 net asset value per share) were as follows:

Class A	Shares	Amount
Six months ended January 31, 2014:
Shares sold	1,080,308,506	$1,080,308,506
Shares issued in reinvestment of dividends	26,909	26,909
Shares reacquired	(1,100,348,765)	(1,100,348,765)

Net increase (decrease) in shares outstanding before conversion	(20,013,350)	(20,013,350)
Shares issued upon conversion from Class B and Class X	223,724	223,724
Shares reacquired upon conversion into Class Z	(8,573)	(8,573)

Net increase (decrease) in shares outstanding	(19,798,199)	$(19,798,199)

Year ended July 31, 2013:
Shares sold	1,571,580,583	$1,571,580,583
Shares issued in reinvestment of dividends	57,111	57,111
Shares reacquired	(1,592,358,167)	(1,592,358,167)

Net increase (decrease) in shares outstanding before conversion	(20,720,473)	(20,720,473)
Shares issued upon conversion from Class L and Class X	3,653,339	3,653,339

Net increase (decrease) in shares outstanding	(17,067,134)	$(17,067,134)

Prudential MoneyMart Assets, Inc.	25

Notes to Financial Statements

(Unaudited) continued

Class B	Shares	Amount
Six months ended January 31, 2014:
Shares sold	4,333,226	$4,333,226
Shares issued in reinvestment of dividends	1,449	1,449
Shares reacquired	(7,344,955)	(7,344,955)

Net increase (decrease) in shares outstanding before conversion	(3,010,280)	(3,010,280)
Shares reacquired upon conversion into Class A	(77,497)	(77,497)

Net increase (decrease) in shares outstanding	(3,087,777)	$(3,087,777)

Year ended July 31, 2013:
Shares sold	8,923,232	$8,923,232
Shares issued in reinvestment of dividends	3,413	3,413
Shares reacquired	(12,030,861)	(12,030,860)

Net increase (decrease) in shares outstanding	(3,104,216)	$(3,104,215)

Class C
Six months ended January 31, 2014:
Shares sold	12,358,841	$12,358,841
Shares issued in reinvestment of dividends	1,152	1,152
Shares reacquired	(15,414,385)	(15,414,385)

Net increase (decrease) in shares outstanding	(3,054,392)	$(3,054,392)

Year ended July 31, 2013:
Shares sold	23,600,310	$23,600,310
Shares issued in reinvestment of dividends	1,745	1,745
Shares reacquired	(17,335,783)	(17,335,782)

Net increase (decrease) in shares outstanding	6,266,272	$6,266,273

Class L
Period ended August 24, 2012*:
Shares sold	32,648	$32,648
Shares reacquired	(41,886)	(41,886)

Net increase (decrease) in shares outstanding before conversion	(9,238)	(9,238)
Shares reacquired upon conversion into Class A	(3,365,498)	(3,365,498)

Net increase (decrease) in shares outstanding	(3,374,736)	$(3,374,736)

26

Class X	Shares	Amount
Six months ended January 31, 2014:
Shares sold	10,279	$10,279
Shares issued in reinvestment of dividends	4	4
Shares reacquired	(112,357)	(112,357)

Net increase (decrease) in shares outstanding before conversion	(102,074)	(102,074)
Shares reacquired upon conversion into Class A	(146,227)	(146,227)

Net increase (decrease) in shares outstanding	(248,301)	$(248,301)

Year ended July 31, 2013:
Shares sold	148,568	$148,568
Shares issued in reinvestment of dividends	33	33
Shares reacquired	(208,734)	(208,734)

Net increase (decrease) in shares outstanding before conversion	(60,133)	(60,133)
Shares reacquired upon conversion into Class A	(287,841)	(287,841)

Net increase (decrease) in shares outstanding	(347,974)	$(347,974)

Class Z
Six months ended January 31, 2014:
Shares sold	29,905,523	$29,905,523
Shares issued in reinvestment of dividends	5,968	5,968
Shares reacquired	(35,852,292)	(35,852,292)

Net increase (decrease) in shares outstanding before conversion	(5,940,801)	(5,940,801)
Shares issued upon conversion from Class A	8,573	8,573

Net increase (decrease) in shares outstanding	(5,932,228)	$(5,932,228)

Year ended July 31, 2013:
Shares sold	56,696,820	$56,696,820
Shares issued in reinvestment of dividends	13,046	13,046
Shares reacquired	(65,333,351)	(65,333,351)

Net increase (decrease) in shares outstanding	(8,623,485)	$(8,623,485)

*	As of August 24, 2012, the last conversion of Class L shares to Class A shares was completed. There are no Class L shares outstanding and Class L shares are no longer being offered for sale.

5. Tax Information

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Prudential MoneyMart Assets, Inc.	27

Financial Highlights

(Unaudited)

Class A Shares
	Six Months Ended January 31,		Year Ended July 31,
	2014		2013		2012		2011		2010		2009
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000
Net investment income and net realized gain on investment transactions	-	(c)	-	(c)	-	(c)	-	(c)	-	(c)	.011
Dividends to shareholders	-	(c)	-	(c)	-	(c)	-	(c)	-	(c)	(.011)
Net asset value, end of period	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000
Total Return(a)	.01%		.01%		.02%		.02%		.05%		1.10%

Ratios/Supplemental Data:
Net assets, end of period (000)	$493,804		$513,602		$530,669		$566,158		$606,100		$759,704
Average net assets (000)	$533,776		$514,563		$554,682		$571,572		$668,825		$783,488
Ratios to average net assets(b):
Expense after management fee and distribution and service (12b-1) fees waiver	.14%	(d)	.19%		.18%		.22%		.31%		.55%
Expense before management fee and distribution and service (12b-1) fees waiver	.60%	(d)	.60%		.61%		.60%		.59%		.56%
Net investment income	.01%	(d)	.01%		.02%		.02%		.04%		1.09%

(a) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Includes .01% and .03% of the U.S. Treasury Money Market Fund Guarantee Program fee for the years ended July 31, 2010 and July 31, 2009, respectively.

(c) Less than $.0005 per share.

(d) Annualized.

See Notes to Financial Statements.

28

Class B Shares
	Six Months Ended January 31,		Year Ended July 31,
	2014		2013		2012		2011		2010	2009
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$1.000		$1.000		$1.000		$1.000		$1.000	$1.000
Net investment income and net realized gain on investment transactions	-	(c)	-	(c)	-	(c)	-	(c)	.001	.012
Dividends to shareholders	-	(c)	-	(c)	-	(c)	-	(c)	(.001)	(.012)
Net asset value, end of period	$1.000		$1.000		$1.000		$1.000		$1.000	$1.000
Total Return(a)	.01%		.01%		.02%		.02%		.05%	1.22%

Ratios/Supplemental Data:
Net assets, end of period (000)	$28,998		$32,086		$35,190		$43,517		$52,720	$72,931
Average net assets (000)	$30,882		$32,953		$40,272		$45,662		$60,695	$78,763
Ratios to average net assets(b):
Expense after management fee and distribution and service (12b-1) fees waiver	.14%	(d)	.19%		.18%		.22%		.31%	.43%
Expense before management fee and distribution and service (12b-1) fees waiver	.47%	(d)	.48%		.48%		.48%		.47%	.43%
Net investment income	.01%	(d)	.01%		.02%		.02%		.05%	1.20%

(a) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Includes .01% and .03% of the U.S. Treasury Money Market Fund Guarantee Program fee for the years ended July 31, 2010 and July 31, 2009, respectively.

(c) Less than $.0005 per share.

(d) Annualized.

See Notes to Financial Statements.

Prudential MoneyMart Assets, Inc.	29

Financial Highlights

(Unaudited) continued

Class C Shares
	Six Months Ended January 31,		Year Ended July 31,
	2014		2013		2012		2011		2010	2009
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$1.000		$1.000		$1.000		$1.000		$1.000	$1.000
Net investment income and net realized gain on investment transactions	-	(c)	-	(c)	-	(c)	-	(c)	.001	.012
Dividends to shareholders	-	(c)	-	(c)	-	(c)	-	(c)	(.001)	(.012)
Net asset value, end of period	$1.000		$1.000		$1.000		$1.000		$1.000	$1.000
Total Return(a)	.01%		.01%		.02%		.02%		.05%	1.22%

Ratios/Supplemental Data:
Net assets, end of period (000)	$19,450		$22,504		$16,238		$20,031		$20,125	$24,747
Average net assets (000)	$23,267		$16,670		$20,032		$17,071		$21,593	$27,653
Ratios to average net assets(b):
Expense after management fee and distribution and service (12b-1) fees waiver	.14%	(d)	.19%		.18%		.22%		.31%	.43%
Expense before management fee and distribution and service (12b-1) fees waiver	.47%	(d)	.48%		.48%		.48%		.47%	.43%
Net investment income	.01%	(d)	.01%		.02%		.02%		.05%	1.16%

(a) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Includes .01% and .03% of the U.S. Treasury Money Market Fund Guarantee Program fee for the years ended July 31, 2010 and July 31, 2009, respectively.

(c) Less than $.0005 per share.

(d) Annualized.

See Notes to Financial Statements.

30

Class L Shares
	Period Ended August 24,		Year Ended July 31,						October 27, 2008(a) through July 31,
	2012(g)		2012		2011		2010		2009
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$1.000		$1.000		$1.000		$1.000		$1.000
Net investment income and net realized gain on investment transactions	-	(e)	-	(e)	-	(e)	-	(e)	.004
Dividends to shareholders	-	(e)	-	(e)	-	(e)	-	(e)	(.004)
Net asset value, end of period	$1.000		$1.000		$1.000		$1.000		$1.000
Total Return(b):	-%	(f)	.02%		.02%		.05%		.45%

Ratios/Supplemental Data:
Net assets, end of period (000)	$3,366		$3,375		$3,528		$4,438		$6,255
Average net assets (000)	$3,361		$3,462		$3,975		$5,421		$5,397
Ratios to average net assets(d):
Expenses after management fee and distribution and service (12b-1) fees waiver	.21%	(c)	.18%		.22%		.32%		.68%	(c)
Expenses before management fee and distribution and service (12b-1) fees waiver	.99%	(c)	.98%		.98%		.97%		.93%	(c)
Net investment income	.01%	(c)	.02%		.02%		.04%		.33%	(c)

(a) Commencement of offering.

(b) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Annualized.

(d) Includes .01% and .03% of the U.S. Treasury Money Market Fund Guarantee Program fee for the year ended July 31, 2010 and the period ended July 31, 2009, respectively.

(e) Less than $.0005 per share.

(f) Less than .005%.

(g) As of August 24, 2012, the last conversion of Class L shares to Class A shares was completed. There are no Class L shares outstanding and Class L shares are no longer being offered for sale.

See Notes to Financial Statements.

Prudential MoneyMart Assets, Inc.	31

Financial Highlights

(Unaudited) continued

Class X Shares
	Six Months Ended January 31,		Year Ended July 31,								October 27, 2008(a) through July 31,
	2014		2013		2012		2011		2010		2009
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000
Net investment income and net realized gain on investment transactions	-	(e)	-	(e)	-	(e)	-	(e)	-	(e)	.004
Dividends to shareholders	-	(e)	-	(e)	-	(e)	-	(e)	-	(e)	(.004)
Net asset value, end of period	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000
Total Return(b)	.01%		.01%		.02%		.02%		.05%		.39%

Ratios/Supplemental Data:
Net assets, end of period (000)	$61		$310		$658		$1,300		$2,515		$5,337
Average net assets (000)	$158		$456		$916		$1,741		$3,722		$5,119
Ratios to average net assets(d):
Expense after management fee and distribution and service (12b-1) fees waiver	.14%	(c)	.19%		.18%		.22%		.32%		.71%	(c)
Expense before management fee and distribution and service (12b-1) fees waiver	1.47%	(c)	1.48%		1.48%		1.48%		1.47%		1.43%	(c)
Net investment income	.01%	(c)	.01%		.02%		.02%		.05%		.30%	(c)

(a) Commencement of offering.

(b) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Annualized.

(d) Includes .01% and .03% of the U.S. Treasury Money Market Fund Guarantee Program fee for the year ended July 31, 2010 and the period ended July 31, 2009, respectively.

(e) Less than $.0005 per share.

See Notes to Financial Statements.

32

Class Z Shares
	Six Months Ended January 31,		Year Ended July 31,
	2014		2013		2012		2011		2010	2009
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$1.000		$1.000		$1.000		$1.000		$1.000	$1.000
Net investment income and net realized gain on investment transactions	-	(c)	-	(c)	-	(c)	-	(c)	.001	.012
Dividends to shareholders	-	(c)	-	(c)	-	(c)	-	(c)	(.001)	(.012)
Net asset value, end of period	$1.000		$1.000		$1.000		$1.000		$1.000	$1.000
Total Return(a)	.01%		.01%		.02%		.02%		.05%	1.22%

Ratios/Supplemental Data:
Net assets, end of period (000)	$103,630		$109,562		$118,185		$153,807		$183,736	$181,906
Average net assets (000)	$108,353		$110,803		$119,232		$165,586		$181,652	$180,110
Ratios to average net assets(b):
Expense after management fee and distribution and service (12b-1) fees waiver	.14%	(d)	.19%		.18%		.22%		.31%	.43%
Expense before management fee and distribution and service (12b-1) fees waiver	.47%	(d)	.48%		.48%		.48%		.47%	.43%
Net investment income	.01%	(d)	.01%		.02%		.02%		.05%	1.20%

(a) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Includes .01% and .03% of the U.S. Treasury Money Market Fund Guarantee Program fee for the years ended July 31, 2010 and July 31, 2009, respectively.

(c) Less than $.0005 per share.

(d) Annualized.

See Notes to Financial Statements.

Prudential MoneyMart Assets, Inc.	33

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Keith F. Hartstein • Michael S. Hyland • Douglas H. McCorkindale • Stephen P. Munn • James E. Quinn • Richard A. Redeker • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Lee D. Augsburger, Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Amanda S. Ryan, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Prudential Investment Management, Inc.	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Prudential MoneyMart Assets, Inc., Prudential Investments, Attn: Board of Directors, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications to the Board or individual Directors are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL MONEYMART ASSETS, INC.

SHARE CLASS	A	B	C	X	Z
NASDAQ	PBMXX	MJBXX	MJCXX	N/A	PMZXX
CUSIP	74440W409	74440W201	74440W300	74440W706	74440W805

MF108E2    0259058-00001-00

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1) Code of Ethics – Not required, as this is not an annual filing.

(2)     Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3)     Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential MoneyMart Assets, Inc.

By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date:	March 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	March 21 2014

By:	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date:	March 21, 2014